Consolidated Balance Sheets ¥ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current Assets
Cash, cash equivalents, and restricted cash	$ 700,479	$ 1,826,834
Accounts receivable, net of allowance for Current Expected Credit Loss ("CECL") - trade receivable of $0 and $134,960, respectively	0	0
Prepayments	122,013	116,877
Other receivables	14,805	482
Total Current Assets	837,297	1,944,193
Property and equipment, net	3,768,594	3,249,686
Non-Current Assets
Intangible asset	20,532	8,924
VAT credit	9,441	5,198
Total Other Assets	29,973	14,122
Total Assets	4,635,864	5,208,001
Current Liabilities:
Accounts payable and accrued liabilities	$ 41,799	196,813
Due to related party		$ 3,395
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deferred income	$ 4,126	$ 1,270
Series A warrants liabilities	333,657	1,424,932
Total Current Liabilities	379,582	1,626,410
Total Liabilities	379,582	1,626,410
Shareholders' Equity:
Ordinary shares: 285,714,286 shares authorized, par value: $0.875 per share, 18,884 and 17,165 Class A shares issued and outstanding as of December 31, 2025 and 2024, respectively; 11,658 and 11,658 Class B shares issued and outstanding as of December 31, 2025 and 2024, respectively	26,724	25,220
Additional paid in capital	7,747,232	9,870,993
Statutory reserve		327,140
Accumulated deficit	(3,875,615)	(6,552,641)
Accumulated other comprehensive income (loss)	357,941	(89,121)
Total Shareholders' Equity	4,256,282	3,581,591
Total Liabilities and Shareholders' Equity	$ 4,635,864	$ 5,208,001